Financial instruments (Tables)	12 Months Ended
Jun. 30, 2025
Financial instruments [Abstract]
Managing Liquidity Risk by Continually Monitoring Forecast and Actual Cash Flows
The Group manages liquidity risk by continually monitoring forecast and actual cash flows and matching maturity profiles of financial assets and liabilities. Short and long-term cash flow projections are prepared periodically and submitted to the Board.

		Less than 1 year	1-2 years	2-5 years	More than 5 years	Total
Contractual cash flows	Note	$’000	$’000	$’000	$’000	$’000
Consolidated – 2025
Payables	4.8	2,408	-	-	-	2,408
Lease Liabilities	4.8	118	168	108	-	394
Borrowings	4.9	-	-	-	-	-
Total		2,526	168	108	-	2,802

Consolidated – 2024
Payables	4.8	4,614	-	-	-	4,614
Lease Liabilities	4.8	41	29	13	-	83
Borrowings	4.9	1,200	-	-	-	1,200
Total		5,855	29	13	-	5,897

Financial Assets and Liabilities	There is a foreign exchange exposure where the Group holds financial assets and liabilities in A$. These positions are summarized in the table below.

	Average rate for the year ended June 30 2025	Spot rate at the end of the reporting period 2025
Exchange rates applied during the year:
AUD / USD	0.6465	0.6561

	2025	2024
Financial instruments denominated in United States dollars	US$’000	US$’000
Financial assets
Cash	16,398	11,513
Trade and other receivables	19	105
Financial liabilities
Trade and other payables	(321)	(120)
Provisions	-	-
Lease liabilities	(296)	(251)